Share Capital - Free Share Plans (Details)	Jun. 22, 2022 shares € / shares	Apr. 20, 2021 shares	Jun. 30, 2022 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share) | € / shares			€ 0.03
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares		300,039
Vesting requirements, holding period		1 year
Executive Board and Employees | AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares	300,039
Par value per share (euro per share) | € / shares	€ 0.03
Vesting requirements, holding period	1 year
Vesting requirements, acquisition period	2 years
Maximum term for performance obligations	24 months